Long-term debt (Details 3) (AR Securitization) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable securitization [Abstract]
Debt instrument principal outstanding balance	CAD 11,330	CAD 9,266
Secured Debt [Member]
Accounts receivable securitization [Abstract]
Maximum cash proceeds from sale of accounts receivable to unrelated trust.	450
Debt instrument principal outstanding balance	CAD 0	CAD 50
Weighted-average interest rate of Accounts receivable securitization proceeds received		1.24%
Accounts receivable pledged as collateral		CAD 56
Accounts Receivable Securitization Expiration Date	Feb. 01, 2018